Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE:
Installation service	$ 10,490,191	$ 17,297,212	$ 23,748,141
Fluid equipment sales	8,087,399	7,992,848	5,452,304
Financial services	2,525,524
TOTAL REVENUE	21,103,114	25,290,060	29,200,445
COST OF REVENUE
Cost of revenue	12,882,094	17,458,252	18,080,777
Business and sales related taxes	164,399	253,856	675,507
GROSS PROFIT	8,056,621	7,577,952	10,444,161
OPERATING EXPENSES:
General and administrative	2,566,831	3,298,188	3,683,594
Selling and marketing	985,252	1,337,321	2,187,253
Bad debt	2,079,837	7,913,442	187,715
Research and development	492,696	358,411	508,282
Total operating expenses	6,124,616	12,907,362	6,566,844
INCOME (LOSS) FROM OPERATIONS	1,932,005	(5,329,410)	3,877,317
OTHER INCOME (EXPENSE):
Other income, net	1,255,149	(426,585)	377,174
Interest expense	(158,119)	(208,306)	(56,953)
Income from investments	153,554	168,534
Total other income (expense), net	1,250,584	(466,357)	320,221
INCOME (LOSS) BEFORE INCOME TAXES	3,182,589	(5,795,767)	4,197,538
PROVISION (BENEFIT) FOR INCOME TAXES	442,599	(651,052)	(2,938,849)
NET INCOME(LOSS)	2,739,990	(5,144,715)	7,136,387
Net income (loss) attributable to non-controlling interests
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	2,739,990	(5,144,715)	7,136,387
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation (loss) income	(561,091)	(1,755,528)	2,249,081
COMPREHENSIVE INCOME (LOSS)	2,178,899	(6,900,243)	9,385,468
Total comprehensive loss attributable to non-controlling interests
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 2,178,899	$ (6,900,243)	$ 9,385,468
Basic and diluted earnings (loss) per common share	$ 0.17	$ (0.33)	$ 0.49
Weighted average number of shares outstanding-basic and diluted	16,269,577	15,760,633	14,695,347